Income Tax - Reconciliations of Tax Charge (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
Net income before income tax expense	$ 49,735	$ 158,938	$ 220,232
Net income not subject to taxes	(94,106)	(138,542)	(173,298)
Net (loss) income subject to taxes	(44,371)	20,396	46,934
At applicable statutory tax rates
Amount computed using the standard rate of corporate tax	13,874	(3,338)	(12,007)
Adjustments to valuation allowance and uncertain tax positions	324	11,802	5,362
Permanent and currency differences	(12,507)	(9,125)	4,204
Change in tax rates	(2,515)	(312)	(281)
Income tax expense	$ (824)	$ (973)	$ (2,722)